Report of Independent Accountants on Applying

Agreed-Upon Procedures

Mr. Jared Noordyk

Cantor Commercial Real Estate Lending, L.P. (the “Company”)

110 East 59th Street

New York, NY 10022

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the Company, Cantor Fitzgerald & Co., CCRE Commercial Mortgage Securities, L.P., KeyBanc Capital Markets Inc. and KeyBank National Association who are collectively referred to herein as the “Specified Parties”, solely to assist you with the procedures enumerated below with respect to CFK Trust 2019-FAX, Commercial Mortgage Pass-Through Certificates, Series 2019-FAX (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File (defined below). The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on a single loan secured by three (3) properties, herein referred to as the “Underlying Collateral”, which represents the entire population of collateral within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of collateral securing such assets; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	1

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purposes of this report:

•	The phrase “Cut-off Date” refers to the date of February 6, 2019.
•	The following Microsoft Excel (“Excel”) file was provided to us by the Company, which includes certain attributes related to the Underlying Collateral as of the Cut-off Date, shall be herein referred to as the “Final Data File”:
o	CFK 2019-FAX Accounting Tape 2.5.2019.xlsm
•	The fields in the Final Data File shall be herein referred to as “Specified Attributes”.
•	The phrase “Source Document” refers to the documents provided to us by the Company related to the information contained in the Final Data File.
•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided to us by the Company, and used by us in performing the procedures enumerated below.
•	The phrase “compared and agreed,” as used hereinafter, refers to the comparison of one or more Specified Attributes to Source Documents for which the Specified Attributes and the Source Documents have been found to be in agreement, unless otherwise indicated.
•	Capitalized terms used, but not defined herein, shall have the meanings ascribed to them in the Final Data File and related Source Documents.

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document.
•	The phrase “Settlement Statement” refers to the signed borrower and lender mortgage loan settlement statements indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to a signed property condition assessment document.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	2

•	The phrase “Fee Schedule” refers to the documentation for the certificate administrator fee and servicing fee related to the Transaction.

•	The phrase “Guaranty Agreement” refers to the signed guaranty agreement, and/or any riders thereof.
•	The phrase “Environmental Indemnity” refers to the signed environmental indemnity agreement, and/or any riders thereof.
•	The “Ground Lease Estoppel” refers to the ground lease estoppel and/or any lease agreements thereof.
•	The phase “Insurance Certificates” refers to the property certificates and any additional insurance documents thereof.
•	The phrase “Loan Agreement” refers to the signed loan agreement, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Promissory Note” refers to the signed promissory note, or the equivalent, and/or any assumptions or riders thereof.
•	The phrase “Settlement Statement” refers to the signed settlement or closing statement.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements, which includes property information and unit mixes (“Unit Mix”), prepared by the Company’s underwriting team.

Our procedures and results thereof are as follows:

From December 19, 2018 through February 6, 2019, the Company provided us with the Source Documents related to the Underlying Collateral for which we (i) compared and agreed the Specified Attributes set forth in the Final Data File to the corresponding Source Documents (the “Compared Attributes”) or (ii) recalculated and agreed the Specified Attributes set forth in the Final Data File (the “Recalculated Attributes”). The procedures associated with the Compared Attributes were applied as indicated in Exhibit A. The procedures associated with the Recalculated Attributes were applied as indicated in Exhibit B. For each procedure where a calculation was performed, the underlying attributes utilized within the calculation were agreed to the corresponding Source Documents. For the purpose of our procedures, any differences within the defined tolerance level (if any) listed in Exhibit A or B are considered to be in agreement. We did not perform any procedures with respect to the Specified Attribute(s) relating to the Underlying Collateral as set forth on the attached Exhibit C.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ "due diligence defense" under the Securities Act of

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	3

1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

 New York, NY

February 6, 2019

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	4

CFK Trust 2019-FAX, Commercial Mortgage Pass-Through Certificates, Series 2019-FAX

Exhibits

Exhibit A – Compared Attributes

Exhibit B – Recalculated Attributes

Exhibit C – Specified Attributes Provided by the Company (not subject to procedures)

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	5

CFK Trust 2019-FAX, Commercial Mortgage Pass-Through Certificates, Series 2019-FAX
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
1	Mortgage Loan Seller	Loan Agreement	None
2	Mortgage Loan Originator	Loan Agreement	None
3	Original Balance	Loan Agreement Promissory Note	$1
4	Cut-Off Date Balance	Loan Agreement Promissory Note	$1
5	Maturity Date Balance	Loan Agreement Promissory Note	$1
6	Number of Properties	Appraisal Report	None
7	Street Address	Appraisal Report Title Policy	None
8	City	Appraisal Report	None
9	State	Appraisal Report	None
10	Zip Code	Appraisal Report	None
11	County	Appraisal Report	None
12	North or South CA (NCA/SCA)	Appraisal Report	None
13	Property Type	Appraisal Report	None
14	Property Sub-Type	Appraisal Report	None
15	Units/SF	Appraisal Report	None
16	Year Built	Appraisal Report Engineering Report	None
17	Year Renovated	Appraisal Report Engineering Report	None
18	Single-Tenant (Y/N)	Underwriting File	None
19	Owner-Occupied >20% (Y/N - %)	Underwriting File	None
20	Percent Leased	Underwriting File	None
21	Percent Leased as of Date	Underwriting File	None
22	Percent Leased Source	Underwriting File	None
23	Sec. 8 (Multifamily) (Y/N)	Appraisal Report	None
24	No. of Sec. 8 Units	Appraisal Report	None
25	Sec. 42 (Multifamily) (Y/N)	Appraisal Report	None
26	No. of Sec. 42 Units	Appraisal Report	None
27	Hotel Franchise Agreement Expiration Date	Due to Multifamily Property Type, field is shown as “N/A”.	None
28	Condo Component (Y/N - % of Borrower Control)	Due to Multifamily Property Type, field is shown as “N/A”.	None
29	Ownership Interest	Title Policy	None
30	Ground Lease Extinguished Upon Foreclosure (Y/N)	Due to Multifamily Property Type, field is shown as “N/A”.	None
31	Ground Lease Expiration Date	Due to Multifamily Property Type, field is shown as “N/A”.	None
32	Extension Options (Y/N)	Due to Multifamily Property Type, field is shown as “N/A”.	None
33	Extension Options Description	Due to Multifamily Property Type, field is shown as “N/A”.	None
34	Ground Lease Outside Expiration Date (Including Extensions)	Due to Multifamily Property Type, field is shown as “N/A”.	None
35	"As-is" Appraised Value	Appraisal Report	None
36	"As-is" Appraised Value as of Date	Appraisal Report	None
37	"As-complete" Appraised Value	Appraisal Report	None
38	"As-complete" Appraised Value as of Date	Appraisal Report	None
39	"As-stabilized" Appraised Value	Appraisal Report	None
40	"As-stabilized" Appraised Value as of Date	Appraisal Report	None
41	Borrower Name	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	6

CFK Trust 2019-FAX, Commercial Mortgage Pass-Through Certificates, Series 2019-FAX
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
42	Sponsor	Loan Agreement	None
43	Nonrecourse Carve-out Guarantor	Loan Agreement Guaranty	None
44	Environmental Indemnitor	Environmental Indemnity	None
45	Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Loan Agreement	None
46	Borrower State of Incorporation	Loan Agreement	None
47	SAE (Y/N)	Loan Agreement	None
48	SPE (Y/N)	Loan Agreement	None
49	Non-Consolidation Opinion (Y/N)	Loan Agreement	None
50	Independent Director (Y/N)	Loan Agreement	None
51	Cross Collateralized / Cross Defaulted (Y/N)	Loan Agreement	None
52	Single Note / Multiple Property Loan (Y/N)	Loan Agreement	None
53	Acquisition or Refinance	Settlement Statement	None
54	Note Date	Loan Agreement	None
55	First P&I Payment Date	Loan Agreement	None
56	First Payment Date (IO)	Loan Agreement	None
57	Maturity Date or ARD	Loan Agreement	None
58	ARD Loan (Y/N)	Loan Agreement	None
59	Final Maturity Date	Loan Agreement	None
60	ARD Rate Step	Loan Agreement	None
61	Lockbox Type	Loan Agreement	None
62	Cash Management Status	Loan Agreement	None
63	Terms/Description of Springing Lockbox	Loan Agreement	None
64	Amort. Type	Loan Agreement	None
65	Interest Accrual Method	Loan Agreement	None
66	Rate	Loan Agreement	None
67	Monthly Debt Service (P&I)	Loan Agreement	None
68	Annual Debt Service (P&I)	Loan Agreement	None
69	Future Payment Changes (Y/N)	Loan Agreement	None
70	Third Most Recent Revenues	Underwriting File	$1
71	Third Most Recent Expenses	Underwriting File	$1
72	Third Most Recent NOI	Underwriting File	$1
73	Third Most Recent NOI Date	Underwriting File	$1
74	Second Most Recent Revenues	Underwriting File	$1
75	Second Most Recent Expenses	Underwriting File	$1
76	Second Most Recent NOI	Underwriting File	$1
77	Second Most Recent NOI Date	Underwriting File	$1
78	Most Recent Revenues	Underwriting File	$1
79	Most Recent Expenses	Underwriting File	$1
80	Most Recent NOI	Underwriting File	$1
81	Most Recent NOI Date	Underwriting File	$1
82	Underwritten Occupancy %	Underwriting File	$1
83	Underwritten EGI	Underwriting File	$1
84	Underwritten Expenses	Underwriting File	$1
85	Underwritten NOI	Underwriting File	$1
86	Underwritten Cap Ex	Underwriting File	$1
87	Underwritten TI/LC	Underwriting File	$1
88	Underwritten NCF	Underwriting File	$1

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	7

CFK Trust 2019-FAX, Commercial Mortgage Pass-Through Certificates, Series 2019-FAX
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
89	Largest Tenant	Due to Multifamily Property Type, field is shown as “N/A”.	None
90	Lease Expiration Date of Largest Tenant	Due to Multifamily Property Type, field is shown as “N/A”.	None
91	NSF of Largest Tenant (SF)	Due to Multifamily Property Type, field is shown as “N/A”.	None
92	% NSF of the Largest Tenant (%)	Due to Multifamily Property Type, field is shown as “N/A”.	None
93	2nd Largest Tenant	Due to Multifamily Property Type, field is shown as “N/A”.	None
94	Lease Expiration of 2nd Largest Tenant	Due to Multifamily Property Type, field is shown as “N/A”.	None
95	NSF of 2nd Largest Tenant (SF)	Due to Multifamily Property Type, field is shown as “N/A”.	None
96	% NSF of 2nd Largest Tenant (%)	Due to Multifamily Property Type, field is shown as “N/A”.	None
97	3rd Largest Tenant	Due to Multifamily Property Type, field is shown as “N/A”.	None
98	Lease Expiration of 3rd Largest Tenant	Due to Multifamily Property Type, field is shown as “N/A”.	None
99	NSF of 3rd Largest Tenant (SF)	Due to Multifamily Property Type, field is shown as “N/A”.	None
100	% NSF of 3rd Largest Tenant (%)	Due to Multifamily Property Type, field is shown as “N/A”.	None
101	4th Largest Tenant	Due to Multifamily Property Type, field is shown as “N/A”.	None
102	Lease Expiration of 4th Largest Tenant	Due to Multifamily Property Type, field is shown as “N/A”.	None
103	NSF of 4th Largest Tenant (SF)	Due to Multifamily Property Type, field is shown as “N/A”.	None
104	% NSF of 4th Largest Tenant (%)	Due to Multifamily Property Type, field is shown as “N/A”.	None
105	5th Largest Tenant	Due to Multifamily Property Type, field is shown as “N/A”.	None
106	Lease Expiration of 5th Largest Tenant	Due to Multifamily Property Type, field is shown as “N/A”.	None
107	NSF of 5th Largest Tenant (SF)	Due to Multifamily Property Type, field is shown as “N/A”.	None
108	% NSF of 5th Largest Tenant (%)	Due to Multifamily Property Type, field is shown as “N/A”.	None
109	Top Five Movie Theater Tenant (Y/N)	Rent Roll	None
110	Top Five Health Club Tenant (Y/N)	Rent Roll	None
111	Top Five Bank Branch Tenant (Y/N)	Rent Roll	None
112	Top Five Restaurant Tenant (Y/N)	Rent Roll	None
113	Top Five Medical Office Tenant (Y/N)	Rent Roll	None
114	Top Five Early Termination Options (Y/N - Description) (Top 15 Loans Only)	Due to Multifamily Property Type, field is shown as “N/A”.	None
115	Top Five Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Due to Multifamily Property Type, field is shown as “N/A”.	None
116	Non-Collateral Anchor Termination or Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Due to Multifamily Property Type, field is shown as “N/A”.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	8

CFK Trust 2019-FAX, Commercial Mortgage Pass-Through Certificates, Series 2019-FAX
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
117	Top Five ROFR/ROFO Purchase (Y/N - Description) (Top 15 Loans Only)	Due to Multifamily Property Type, field is shown as “N/A”.	None
118	Tax Escrow in Place (Y/N)	Loan Agreement	None
119	Initial Tax Escrow Amount ($)	Loan Agreement	None
120	Ongoing Tax Escrow - Monthly ($)	Loan Agreement	None
121	Tax Reserve Cap ($ and Description)	Loan Agreement	None
122	Springing Reserve Requirement for Tax (Y/N)	Loan Agreement	None
123	Terms or Conditions for Springing Tax Reserve Requirement	Loan Agreement	None
124	Interest on Tax Escrow Goes to:	Loan Agreement	None
125	Insurance Escrow in Place (Y/N)	Loan Agreement	None
126	Initial Insurance Escrow Amount ($)	Loan Agreement	None
127	Ongoing Insurance Escrow - Monthly ($)	Loan Agreement	None
128	Insurance Reserve Cap ($ and Description)	Loan Agreement	None
129	Springing Reserve Requirement for Insurance (Y/N)	Loan Agreement	None
130	Terms or Conditions for Springing Insurance Reserve Requirement	Loan Agreement	None
131	Interest on Insurance Escrow Goes to:	Loan Agreement	None
132	Deferred Maintenance Escrow in Place (Y/N)	Loan Agreement	None
133	Deferred Maintenance Required per Loan Agreement ($)	Loan Agreement	None
134	Deferred Maintenance Escrow Amount ($)	Loan Agreement	None
135	% of Total Recommended Deferred Maintenance Amount Escrowed (%)	Loan Agreement	None
136	Deferred Maintenance Escrow Current Balance ($)	Loan Agreement	None
137	Interest on Deferred Maint. Escrow Goes to:	Loan Agreement	None
138	Cap Ex Escrow in Place (Y/N)	Loan Agreement	None
139	Initial Cap Ex Escrow Amount ($)	Loan Agreement	None
140	Ongoing Cap Ex Escrow - Monthly ($)	Loan Agreement	None
141	Cap Ex Reserve Cap ($ and Description)	Loan Agreement	None
142	Springing Reserve Requirement for Cap Ex (Y/N)	Loan Agreement	None
143	Terms or Conditions for Springing Cap Ex Reserve Requirement	Loan Agreement	None
144	Interest on Cap Ex Escrow Goes to:	Loan Agreement	None
145	TI/LC Escrow in Place (Y/N)	Loan Agreement	None
146	Initial TI/LC Escrow Amount ($)	Loan Agreement	None
147	Ongoing TI/LC Escrow - Monthly ($)	Loan Agreement	None
148	TI/LC Reserve Cap ($ and Description)	Loan Agreement	None
149	Springing Reserve Requirement for TI/LC (Y/N)	Loan Agreement	None
150	Terms or Conditions for Springing TI/LC Reserve Requirement	Loan Agreement	None
151	Interest on TI/LC Escrow Goes to:	Loan Agreement	None
152	Other Escrows in Place (Y/N)	Loan Agreement	None
153	Description of "Other" Escrows	Loan Agreement	None
154	Initial Other Escrow Amount ($)	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	9

CFK Trust 2019-FAX, Commercial Mortgage Pass-Through Certificates, Series 2019-FAX
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
155	Ongoing Other Escrow - Monthly ($)	Loan Agreement	None
156	Other Reserve Cap ($)	Loan Agreement	None
157	Other Springing Reserve Requirement (Y/N)	Loan Agreement	None
158	Terms or Conditions for Springing Other Reserve Requirement	Loan Agreement	None
159	Interest on Other Escrow Goes to:	Loan Agreement	None
160	Other Escrow Description/ Release Provisions	Loan Agreement	None
161	FIRREA Appraisal (Y/N)	Appraisal Report	None
162	Appraisal Report Date	Appraisal Report	None
163	Phase I Date	Phase I Environmental Report	None
164	Phase II Date	“N/A”, as no Phase II environmental report exists.	None
165	Engineering Report Date	Engineering Report	None
166	Seismic Report Date	Seismic Report	None
167	Earthquake Zone 3 or 4 (Y/N)	Seismic Report	None
168	PML %	Seismic Report	None
169	Earthquake Insurance (Y/N)	Insurance Certificate	None
170	Windstorm Insurance (Y/N)	Insurance Certificate	None
171	Flood Zone (Y/N)	Insurance Certificate	None
172	Flood Insurance (Y/N)	Insurance Certificate	None
173	Environmental Insurance (Y/N)	Insurance Certificate	None
174	Environmental Insurance in Lieu of Phase II (Y/N)	Insurance Certificate	None
175	Due Date	Loan Agreement	None
176	Debt Service Payment Grace Period to Impose Late Charge	Loan Agreement	None
177	Debt Service Grace Period to Call a Default	Loan Agreement	None
178	Balloon Payment Grace Period to Impose Late Charge	Loan Agreement	None
179	Balloon Payment Grace Period to Call a Default	Loan Agreement	None
180	Default Interest %	Loan Agreement	None
181	Assumption Provision (Y/N)	Loan Agreement	None
182	Assumption/Fee	Loan Agreement	None
183	Partial Collateral Release (Y/N)	Loan Agreement	None
184	Partial Collateral Release and Prepayment Descriptions	Loan Agreement	None
185	Outparcel or Other Release (Y/N)	Loan Agreement	None
186	Outparcel or Other Release Description	Loan Agreement	None
187	Substitution Allowed (Y/N)	Loan Agreement	None
188	Substitution Provision Description	Loan Agreement	None
189	Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Loan Agreement	None
190	Partial Prepayment Description	Loan Agreement	None
191	Prepayment Interest Shortfall (Y/N)	Loan Agreement	None
192	Prepayment String	Loan Agreement	None
193	LO End Date	Loan Agreement	None
194	Open Period Begin Date	Loan Agreement	None
195	Pari Passu Split (Y/N)	Loan Agreement	None
196	Pari Passu Note Control (Y/N)	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	10

CFK Trust 2019-FAX, Commercial Mortgage Pass-Through Certificates, Series 2019-FAX
Compared Attributes	EXHIBIT A

#	Specified Attribute	Source Document (by order of priority)	Tolerance Level
197	Original Balance Pari Passu (Trust)	Loan Agreement Promissory Note	$1
198	Original Balance Pari Passu (Non-Trust)	Loan Agreement Promissory Note	$1
199	Addit Debt Permitted (Y/N)	Loan Agreement	None
200	Type of Addit Debt Permitted	Loan Agreement	None
201	Addit Debt Exist (Y/N)	Loan Agreement	None
202	Additional Debt Type(s)	Loan Agreement	None
203	Total Additional Debt Original Balance	Mezzanine Loan Agreements	$1
204	Total Additional Debt Cut-off Date Balance	Mezzanine Loan Agreements	$1
205	Total Additional Debt Maturity Balance	Mezzanine Loan Agreements	$1
206	Additional Debt Interest Rate	Mezzanine Loan Agreements	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	11

CFK Trust 2019-FAX, Commercial Mortgage Pass-Through Certificates, Series 2019-FAX
Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Logic or Formula	Tolerance Level
1	Cut-Off Date Balance per Unit or SF	Computation in which the Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) was divided by the Units/Rentable Square Ft.	$1
2	"As-is" Cut-off Date LTV Ratio	Computation in which the Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) was divided by the "As-is" Appraised Value.	None
3	"As-stabilized" Cut-off Date LTV Ratio	Computation in which the Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) was divided by the "As-stabilized" Appraised Value.	None
4	Original Term to Maturity or ARD (mos.)	Computation that calculates the difference, in months, between the First Payment Date (IO) and the Maturity Date or ARD.	None
5	Remaining Term to Maturity or ARD (mos.)	Computation that calculates the difference, in months, between the Original Term to Maturity or ARD (mos.) and the Seasoning.	None
6	Original IO Period (mos.)	Given the loan is full IO, a computation set equal to the Original Term to Maturity or ARD (mos.).	None
7	Remaining IO Period (mos.)	Given the loan is full IO, a computation set equal to the Remaining Term to Maturity or ARD (mos.).	None
8	Original Amort. Term (mos.)	Given the loan is full IO, a value set equal to 0.	None
9	Remaining Amort. Term (mos.)	Given the loan is full IO, a computation set equal to 0.	None
10	Monthly Debt Service (IO)	Computation in which the Cut-Off Date Balance was multiplied by the Rate divided by 12. The resulting product was then multiplied by 365/360.	None
11	Annual Debt Service (IO)	Computation in which the Monthly Debt Service (IO) was multiplied by 12.	None
12	UW NOI DSCR (P&I)	Given the loan is full IO, UW NOI DSCR (P&I) was set equal to “N/A”.	None
13	UW NOI DSCR (IO)	Computation in which the Underwritten NOI was divided by the sum of the Annual Debt Service (IO) and Aggregate Pari Passu Annual Debt Service.	None
14	UW NCF DSCR (P&I)	Given the loan is full IO, UW NOI DSCR (P&I) was set equal to “N/A”.	None
15	UW NCF DSCR (IO)	Computation in which the Underwritten NCF was divided by the sum of the Annual Debt Service (IO) and Aggregate Pari Passu Annual Debt Service.	None
16	Cut-Off Date LTV	Computation in which the Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust) was divided by the "As-complete" Appraised Value.	None
17	Maturity Date LTV	Computation in which the Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust) was divided by the "As-complete" Appraised Value.	None
18	Third Most Recent NOI Debt Yield	Computation in which the Third Most Recent NOI was divided by the Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	12

CFK Trust 2019-FAX, Commercial Mortgage Pass-Through Certificates, Series 2019-FAX
Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Logic or Formula	Tolerance Level
19	Second Most Recent NOI Debt Yield	Computation in which the Second Most Recent NOI was divided by the Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust).	None
20	Most Recent NOI Debt Yield	Computation in which the Most Recent NOI was divided by the Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust).	None
21	Underwritten NOI Debt Yield	Computation in which the Underwritten NOI was divided by the Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust).	None
22	Underwritten NCF Debt Yield	Computation in which the Underwritten NCF was divided by the Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust).	None
23	Current Tax Escrow Balance	Computation in which the Ongoing Tax Escrow - Monthly ($) was multiplied by the Seasoning. The resulting product was added to the Initial Tax Escrow Amount ($).	None
24	Current Insurance Escrow Balance	Computation in which the Ongoing Insurance Escrow - Monthly ($) was multiplied by the Seasoning, and then the product was added to the Initial Insurance Escrow Amount ($).	None
25	Current Cap Ex Escrow Balance	Computation in which the Ongoing Cap Ex Escrow - Monthly ($) was multiplied by the Seasoning, and then the product was added to the Initial Cap Ex Escrow Amount ($).	None
26	Current TI/LC Balance	Computation in which the Ongoing TI/LC Escrow - Monthly ($) was multiplied by the Seasoning, and then the product was added to the Initial TI/LC Escrow Amount ($).	None
27	Current Other Balance	Computation in which the Ongoing Other Escrow - Monthly ($) was multiplied by the Seasoning, and then the product was added to the Initial Other Escrow Amount ($).	None
28	Seasoning	Computation that takes the difference, in months, between the Cut-Off Date, through and including the First Payment Date (IO).	None
29	Aggregate Original Balance Pari Passu (Trust+Non-Trust)	Computation in which the Original Balance Pari Passu (Trust) is added to the Original Balance Pari Passu (Non-Trust).	$1
30	Aggregate Cut-off Date Balance Pari Passu (Trust+Non-Trust)	As the loan is interest only, this was set equal to the Aggregate Original Balance Pari Passu (Trust+Non-Trust).	$1
31	Aggregate Maturity Date Balance Pari Passu (Trust+Non-Trust)	As the loan is interest only, this was set equal to the Aggregate Original Balance Pari Passu (Trust+Non-Trust).	$1
32	Aggregate Pari Passu Annual Debt Service	Computation in which the Original Balance Pari Passu (Non-Trust) was multiplied by the Rate. The resulting product was then multiplied by 365/360.	None
33	Additional Debt Annual Debt Service	Computation in which the monthly debt service of the Senior Mezzanine loan is calculated by multiplying the balance by the interest rate by 365/360, and then that sum is added to the Junior Mezzanine loan monthly debt service (calculated in the same manner).	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	13

CFK Trust 2019-FAX, Commercial Mortgage Pass-Through Certificates, Series 2019-FAX
Recalculated Attributes	EXHIBIT B

#	Specified Attribute	Logic or Formula	Tolerance Level
34	Total Original Debt Balance (Pari + B-note + Mezz)	Computation in which the Original Balance is added to the Total Additional Debt Original Balance.	$1
35	Total Cut-off Date Debt Balance (Pari + B-note + Mezz)	As the loan is interest only, this was set equal to the Total Original Debt Balance (Pari + B-note + Mezz).	$1
36	Total Debt Maturity Balance (Pari + B-note + Mezz)	As the loan is interest only, this was set equal to the Total Original Debt Balance (Pari + B-note + Mezz).	$1
37	Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service	Computation in which the Annual Debt Service (IO) is added to the Additional Debt Annual Debt Service.	None
38	Total Debt Cut-off Date LTV Ratio	Computation in which the Total Cut-off Date Debt Balance (Pari + B-note + Mezz) is divided by the "As-complete" Appraised Value.	None
39	Total Debt UW NCF DSCR	Computation in which the Underwritten NCF is divided by the Total Debt (Mortgage + B-Note + Mezz) Annual Debt Service.	None
40	Total Debt UW NOI Debt Yield	Computation in which the Underwritten NOI is divided by the Total Cut-off Date Debt Balance (Pari + B-note + Mezz).	None
41	Net Coupon	Computation that calculates the difference, between the Rate and the Admin Fee.	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	14

CFK Trust 2019-FAX, Commercial Mortgage Pass-Through Certificates, Series 2019-FAX
Specific Attributes Provided by the Company (not subject to procedures)	EXHIBIT C

Below is a list of the additional Specified Attributes provided to us by the Company. These Specified Attributes were not compared to Source Documents, or recalculated, as part of our procedures enumerated in Exhibits A and B.

#	Specified Attribute
1	Loan Pool No.
2	Loan Number
3	Property Name
4	% by Cut-off Date Balance
5	Cut-Off Date
6	Prior Borrower/Sponsor BK, Material Litigation, Felony, Other (Y/N)
7	Borrower Issue Description
8	Discounted Payoff (DPO), Maturity Default (MD), Loan Modification (LM)
9	Related Borrowers (Y/N)
10	Related Borrower Pool
11	Investment Grade Y/N
12	Master Fee
13	Primary Fee
14	Cert Admin / Trust Fee Rate
15	CREFC Fee
16	Admin Fee
17	NOTES

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017 T: (646) 471-3000, F: 813-286-6000 www.pwc.com/us	15